Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents		$ 1,339	$ 83
TOTAL CURRENT ASSETS		1,339	83
Non-Current Assets
Investment in subsidiaries		10,426,328	8,963,818
Total non-current assets		10,426,328	8,963,818
TOTAL ASSETS		10,427,667	8,963,901
Current Liabilities
TOTAL CURRENT LIABILITIES		161,133	896
TOTAL LIABILITIES		161,133	896
EQUITY
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 12,500,000 shares issued and outstanding as of December 31, 2024 and 2023)	[1]	1,250	1,250
Additional paid-in capital		7,037,503	7,037,503
Statutory reserve		361,083	200,229
Retained earnings		3,201,818	1,756,183
Accumulated other comprehensive loss		(335,120)	(32,160)
TOTAL SHAREHOLDERS’ EQUITY		10,266,534	8,963,005
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		10,427,667	8,963,901
Related Party
Current Liabilities
Amounts due to related parties		$ 161,133	$ 896

[1]	The share amounts are presented on a retrospective basis.